Acquisitions Of Subsidiaries - Summary of Cash Inflow on Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 03, 2020	Apr. 30, 2023	Apr. 30, 2022	[1]	Apr. 30, 2021	[1]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ (3,000)
Add: cash and cash equivalents balances acquired	5,673
Total	2,673	$ 3,860	$ 0		$ 2,673
AMTD Assets [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid	0
Add: cash and cash equivalents balances acquired	3,860	$ 3,860
Total	$ 3,860

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.